Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net loss	$ (1,709)	$ (4,549)	$ (23,283)	$ (50,433)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation		481	3,291	946
Impairment of property and equipment			6,345
Amortization of intangible assets				165
Stock-based compensation expense	949	2,227	6,402	16,574
Stock issued for amendment of notes payable				118
Warrant modification expense		139	139
Loss on sale of investments - short term				84
Loss on sale of business unit		127	127
Impairment of long-term investments				2,787
Extinguishment of note payable	(1,275)		(1,875)
Accretion of debt discount	1,091		919	5,627
Amortization of note discount	1,091
Impairment of intangible assets				303
(Gain) loss on sale of property and equipment	(82)	47	47	(370)
Inducement expense				20,312
Change in operating assets and liabilities
Prepaid expenses and other current assets	52	(886)	514	(581)
Intangible digital assets	30	26	18	(38)
Other assets			(204)
Right of use asset	18
Lease liability	(18)
Accounts payable	(174)	20	210	622
Accrued expenses	9	(551)	(1,413)	1,507
Net cash used in operating activities	(1,109)	(2,919)	(8,763)	(2,377)
Cash Flows From Investing Activities
Proceeds from sale of cybersecurity assets		60	60
Proceeds from sale of investments				26
Purchase of property and equipment		(6,987)	(6,994)	(4,067)
Proceeds from sale of property and equipment		427	427	976
Net cash used in investing activities		(6,500)	(6,507)	(3,065)
Cash Flows From Financing Activities
Proceeds from issuance of convertible notes payable and warrants				4,971
Proceeds from private placements of common stock		80	80	9,150
Proceeds from sale of stock under equity purchase agreement	1,457		1,309
Proceeds from sale of common stock warrants		281		100
Proceeds from the issuance of notes payable, net of original issue discount			5,200
Repayment of notes payable	(82)		(1,649)
Proceeds from exercise of warrants			907	395
Net cash provided by financing activities	1,375	361	5,847	14,616
Net change in cash and cash equivalents	266	(9,058)	(9,423)	9,174
Cash and cash equivalents, beginning	96	9,519	9,519	345
Cash and cash equivalents, end	362	461	96	9,519
Supplemental disclosure of cash flow information
Cash paid for interest	3		14	48
Cash paid for income tax
Non-cash investing and financing activities
Conversion of convertible debt and accrued interest				8,680
Issuance of L2 commitment note				160
Deemed dividend on trigger of down round provision		2,514	2,514
Reclassification adjustment upon sale of available for sale investment in net loss				66
Beneficial conversion feature on convertible debt and warrants issued concurrent with debt				4,593
Shares issued in settlement of accounts payable				401
Reclassification of deferred offering costs			160
Reclassification of NCI to accumulated deficit			22
Stock issued for services not yet rendered		26
Repayment of note payable and interest through the issuance of shares under the equity purchase agreement	351		$ 1,310
Cumulative effect adjustment related to ASU adoption	$ 3